Business and Basis of Presentation Change in Accounting Policy (narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' Equity Attributable to Parent	$ 2,970	$ 2,809	$ 2,061
Finance receivables past due period	60 days